Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 2,493,902	¥ 2,279,203
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,167,541	1,991,016
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	294,942	257,392
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	13,008	7,149
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	17,370	22,748
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,041	898
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	0	0
Fair value of derivative payables	[2]	0	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	19,422	12,932
Fair value of derivative payables	[2]	19,433	12,896
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	11,844	8,374
Fair value of derivative payables	[2]	12,045	8,517
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	7,032	4,222
Fair value of derivative payables	[2]	6,982	4,013
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	315	145
Fair value of derivative payables	[2]	246	197
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	168	144
Fair value of derivative payables	[2]	96	126
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	63	47
Fair value of derivative payables	[2]	¥ 64	¥ 43

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.